Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Apr. 28, 2022
Document Information Line Items
Entity Registrant Name	Mainz Biomed N.V.
Trading Symbol	MYNZ
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		12,010,000
Amendment Flag	false
Entity Central Index Key	0001874252
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41010
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Mainz Biomed N.V.
Entity Address, Address Line Two	Robert Koch Strasse 50
Entity Address, Postal Zip Code	55129
Entity Address, City or Town	Mainz
Entity Address, Country	DE
Contact Personnel Name	Mr. Guido Baechler
Title of 12(b) Security	Ordinary Shares
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	5041
Auditor Name	BF Borgers CPA PC
Auditor Location	Lakewood, CO
Business Contact
Document Information Line Items
Entity Address, Address Line One	Mainz Biomed N.V.
Entity Address, Address Line Two	Robert Koch Strasse 50
Entity Address, Postal Zip Code	55129
Entity Address, City or Town	Mainz
Entity Address, Country	DE
Contact Personnel Name	Mr. Guido Baechler
City Area Code	+49
Local Phone Number	6131 / 55428-60
Contact Personnel Email Address	info@mainzbiomed.com